CURRENT LOAN PAYABLE (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 01, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current loan payable
Loan payable			$ 105,600
Loan initial proceeds			115,600
Interest expense		$ 3,700	3,300	$ 22,500
SBA Loan
Current loan payable
Principal amount	$ 115,600
Loan payable			105,600
Loan initial proceeds			115,600
Loan repayments			10,000
Loan term	2 years
Loan fixed interest rate	1.00%
Loan first payment due	7 months
Interest expense			$ 200